Putnam
International
Growth Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

12-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

It is always a pleasure to bring shareholders a report containing news of robust performance, and this year's semiannual report for Putnam International Growth Fund is no exception. It is also customary in such cases to caution that results of this magnitude should not become an annual expectation, though we remain confident that your fund's long-term prospects remain exceedingly bright.

This is the last letter to you and the other shareholders of Putnam International Growth Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
February 16, 2000


Report from the Fund Managers

Omid Kamshad
Mark D. Pollard
Justin M. Scott
Paul Warren
Joshua L. Byrne

Putnam International Growth Fund can certainly be said to have enjoyed the best of all possible worlds during the first half of fiscal 2000. Markedly improved returns in international markets, a global economic recovery, and record levels of mergers and acquisitions in Europe and Japan all served to create a particularly favorable environment for the fund. Specifically, long-standing positions in technology and telecommunications stocks as well as other companies benefiting from the global recovery helped to drive fund performance over the six months ended December 31, 1999.

The fund continued to generate attractive risk-adjusted returns relative to its peers, as indicated by the Morningstar reference on page 3. Additionally the fund's total return remained significantly higher than its benchmark index, the Morgan Stanley Capital International EAFE Index. (See page 7 for complete performance information.)

Total return for 6 months ended 12/31/99

     Class A           Class B            Class C            Class M
   NAV     POP       NAV     CDSC       NAV     CDSC       NAV     POP
--------------------------------------------------------------------------
   42.87%  34.66%    42.36%  37.36%     42.36%  41.36%     42.55%  37.55%
--------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.


* TECHNOLOGY AND TELECOMMUNICATIONS STOCKS STAND OUT WORLDWIDE

The rise of the Internet around the world, rapidly increasing flows of data through broadband networks, and worldwide demand for cellular and wireless telecommunications services have all contributed to the outstanding performance of technology and telecommunications companies over the period. Investors continued to recognize the strong fundamentals and extraordinary growth potential present in these sectors, much of which is based overseas. Technology and telecommunications leaders can be found in Europe, Japan, the Pacific Rim, and Latin America.



[GRAPHIC OMITTED: horizontal bar chart TOP COUNTRY ALLOCATIONS]

TOP COUNTRY ALLOCATIONS*

Japan              21.8%

United Kingdom     15.1%

France             13.2%

Netherlands         6.0%

Switzerland         5.3%

Footnote reads:
*Based on net assets as of 12/31/99. Holdings will vary over time.


Over the past few years, we have sought out technology and telecommunications companies that have significant growth potential in their respective industries or regions, are recognized leaders in product innovation, and are focused on earning a high return on capital. European companies such as Nokia, Ericsson, Vodafone AirTouch (sold prior to the end of the period), Bouygues, Telecom Italia Mobil (TIM), and Mannesmann all epitomize these themes. (The sidebar on page 4 discusses the Vodafone/Mannesmann deal as well as other important developments that affected the fund in this record year of European mergers and acquisitions.)

For example, Nokia retains the bulk of market share in the handset market and has moved aggressively into the development of next-generation wireless products. Cellular companies Bouygues of France and TIM in Italy are experiencing astounding volume growth in their respective markets. TIM had seen a drop in revenues as its subscriber base shifted from contract to prepaid; however, the company's strong revenue growth has recently resumed.

Demand for the products and services of technology and telecommunications companies in Asia continued to surge. In Japan, for example, Sony maintained its status as a global consumer electronics brand name by positioning itself in the burgeoning market for digital equipment and products. Kyocera, a mobile handset maker, benefited from its relationship with DDI, the second-largest mobile operator in Japan. Outside Japan, Samsung Electronics of South Korea is a major beneficiary of the upturn in global semiconductor prices and has been one of the most aggressive companies leading the country's restructuring wave. China Telecom (Hong
Kong) is a leader in the rapidly growing, yet underdeveloped Chinese market for mobile communications and Internet infrastructure.


Morningstar gave the fund's class A shares its highest rating of five out of five stars for risk-adjusted performance for the three years ended
December 31, 1999. This put the fund among the top 10% of the 1104 international equity funds rated.

Past performance is not indicative of future results. Morningstar ratings reflect risk-adjusted performance through 12/31/99 and are subject to change every month. Morningstar ratings are calculated from a fund's 3-, 5-, and 10-year returns (with fee adjustments) in excess of 90-day Treasury bill returns and a risk factor that reflects performance below 90-day Treasury bill returns. For the 5-year period, the fund received five stars. Performance of other share classes will vary.


Like China, Latin America is racing to catch up technologically with the large markets. Incumbent telecommunications operators such as Telefonos de Mexico and foreign companies such as Spain's Telefonica are battling to provide broadband capabilities to a region in which demand for Internet access by companies and individuals is expected to generate exponential growth in Internet-related revenue. While these holdings, along with others discussed in this report, were viewed favorably at the end of the period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FUND FOCUSES ON COMPANIES THAT BENEFIT FROM GLOBAL RECOVERY

With economic growth accelerating around the world, we targeted value-added exporters such as telecommunications equipment companies, luxury goods companies, and advertising and media firms. We've found that classic cyclical industries such as autos and commodity chemicals have far too much capacity and little pricing power.


Record mergers and acquisitions activity positive but must be evaluated on an individual basis

According to Thomson Financial Securities Data, mergers and acquisitions activity involving European companies rose to $1.23 trillion in 1999, double 1998 levels. Additionally Europe took a greater share of the world's biggest mergers as European M&A activity accounted for 39% of the global total, up from 22% in 1998. Japan also posted record M&A activity with about $85 billion in deals, although that was a small percentage of the world total. The level of hostile takeover activity in 1999 was unprecedented in Europe with takeover fights such as Telecom Italia and Olivetti, Total Fina and Elf Aquitaine, and the three-way fight among BNP, Paribas, and Societe Generale. More friendly deals also occurred such as those of Vodafone and AirTouch and Mannesmann and Orange -- all being a precursor to the recent hostile bid by Vodafone AirTouch for Mannesman to create a European telecommunications giant. Your fund has benefited from participation in many of 1999's largest mergers. Of course, not all mergers are positive for shareholders and some may be undertaken out of weakness. As portfolio managers, our job is to evaluate these deals on a case-by-case basis to determine if value is actually created, if the promised cost savings might occur, if synergies exist, and if the new entity can achieve the growth potential outlined by the new management.


Luxury goods companies Gucci Group -- which fended off a hostile takeover attempt from rival LVMH in 1999 -- and Compagnie Financiere Richemont particularly benefited from the Asian economic recovery and renewed Asian consumer demand for Gucci's high-fashion products and Richemont's Cartier jewelry. These companies are able to retain pricing power because high-end consumers appreciate the cachet of paying higher prices for fashion and jewelry.

Media companies such as cable operator TF1 (Televison Francaise), Granada Group of the United Kingdom, Mediaset in Italy, and Grupo Televisa in Mexico all have a role to play in the development and distribution of content that is driving the convergence of old media and new media. One example is Televisa, Mexico's largest broadcaster. Through its variety of interests in newspapers, magazines, and cable, the company is well positioned as a premier content provider in Latin America.

Advertisers such as Havas Advertising, WPP, and Publicis are all generating high revenues from global multinational clients intent on raising their worldwide brand awareness. For example, Havas is one of Europe's leading advertising agencies and is quickly becoming one of the top agencies in the world. The company's client list includes large well-known names such as Microsoft, Volvo, MCI WorldCom, and Procter & Gamble. Some of the newer, less capital-intensive European companies we favor, with their U.S.-style business models and the ability to achieve high returns on capital, are also Havas clients.

* UNITED KINGDOM HOLDINGS, EUROPEAN BANKS, AND PHARMACEUTICAL COMPANIES DE-EMPHASIZED

The fund maintains investments in the United Kingdom; however, this weighting demands some explanation. In general, we've had difficulty finding investment opportunities in the United Kingdom that meet our stock selection criteria. If you look at the largest listed companies in the UK by market capitalization, 28.5% of the U.K. market is made up of banking and pharmaceutical stocks. Currently, we believe both of these sectors are too richly valued given their growth prospects. A substantial portion of our U.K. weighting is made up of growing global companies such as Vodafone AirTouch or multinationals such as Shell Transport and Trading, the sister company of the multinational oil company Royal Dutch Shell.

Banking and financial companies across Europe are now feeling the pressure that low interest rates can have on their loan profitability. The Internet is also beginning to play a role in fulfilling the financial needs of Europeans and we are concerned that, as financial intermediaries, European banks are not responding quickly enough. In the pharmaceutical industry, we think industry growth may be lessened by lack of unexplored major therapeutic areas and the quickening pace of patents being lost resulting in a decline in profits.

* GLOBAL SHAREHOLDER VALUE TREND POSITIVE, BUT OPPORTUNITIES MUST BE EVALUATED ON INDIVIDUAL MERITS

For the past several years in Europe and more recently in Japan, international companies have announced new-found intentions to raise value for their shareholders by restructuring, cost cutting, or entering into strategic mergers. In general, this is positive for investors; however, the challenge becomes the need to sort out the companies willing to make the tough decisions and to change the status quo from those merely attempting to placate foreign investors by telling them what they want to hear.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Sony Corp.
Japan
Electronics and electrical equipment

Oy Nokia A Class
Finland
Telecommunications

Shell Transportation & Trading
United Kingdom
Oil and gas

Total S.A. Class B
France
Oil and gas

Kyocera Corp.
Japan
Electronics and electrical equipment

Nikko Securities Co. Ltd.
Japan
Insurance and finance

Mannesmann AG
Germany
Business equipment and services

China Telecom Ltd.
Hong Kong
Telecommunications

Telefonaktiebolaget LM Ericsson
Class B
Sweden
Telecommunications

Telecom Italia Mobile SpA
Italy
Telecommunications

Footnote reads:
These holdings represent 28.0% of the fund's net assets as of 12/31/99. Portfolio holdings will vary over time.


Some examples of companies we've targeted that are matching action with their words are NEC in Japan and Philips Electronics in Europe. Both of these companies have global franchises in several growing businesses, but they are also taking a hard look at their less profitable divisions and shutting them down in favor of focusing on more profitable areas. These companies offer good value relative to their peers and that value may be recognized by investors as these changes improve overall profitability.

Looking ahead, we believe the portfolio is well positioned for a continued upswing in global economic growth with relatively low inflation. We believe this type of environment can work in the favor of a great variety of international companies. We stand at the ready to rotate out of companies that have become more richly valued relative to their peers and redistribute those assets to companies with compelling growth prospects that stand to become beneficiaries of economic improvement around the world.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 12/31/99, there is no guarantee the fund will continue to hold these securities in the future.

International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Growth Fund is designed for investors seeking capital appreciation primarily through equity securities of issuers located outside the United States.




TOTAL RETURN FOR PERIODS ENDED 12/31/99

                      Class A           Class B            Class C            Class M
(inception dates)    (2/28/91)          (6/1/94)          (7/26/99)          (12/1/94)
                   NAV       POP      NAV     CDSC      NAV      CDSC      NAV       POP
------------------------------------------------------------------------------------------
6 months           42.87%    34.66%   42.36%  37.36%    42.36%   41.36%    42.55%    37.55%
------------------------------------------------------------------------------------------
1 year             60.77     51.56    59.61   54.61     59.61    58.61     60.01     54.43
------------------------------------------------------------------------------------------
5 years           198.09    180.88   187.29  185.29    187.11   187.11    191.31    181.03
Annual average     24.41     22.94    23.50   23.33     23.48    23.48     23.84     22.96
------------------------------------------------------------------------------------------
Life of fund      326.06    301.41   296.82  296.82    298.68   298.68    306.65    292.45
Annual average     17.82     17.03    16.87   16.87     16.93    16.93     17.20     16.73
------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 12/31/99

                                    MSCI               Consumer
                                 EAFE Index           price index
---------------------------------------------------------------------
6 months                           22.12%               1.56%
---------------------------------------------------------------------
1 year                             26.96                2.80
---------------------------------------------------------------------
5 years                            82.87               12.76
Annual average                     12.83                2.43
---------------------------------------------------------------------
Life of fund                      125.11               25.22
Annual average                      9.62                2.58
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without it, total returns would have been lower.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 12/31/99

                         Class A       Class B     Class C      Class M
------------------------------------------------------------------------------
Distributions (number)      1             1           1            1
------------------------------------------------------------------------------
Income                   $0.339        $0.197      $0.315       $0.239
------------------------------------------------------------------------------
Capital gains
  Long-term               0.597         0.597       0.597        0.597
------------------------------------------------------------------------------
  Short-term              0.193         0.193       0.193        0.193
------------------------------------------------------------------------------
  Total                  $1.129        $0.987      $1.105       $1.029
------------------------------------------------------------------------------
Share value            NAV     POP       NAV          NAV     NAV     POP
------------------------------------------------------------------------------
6/30/99               $21.64  $22.96   $21.20          --    $21.45   $22.23
------------------------------------------------------------------------------
7/26/99*                  --      --       --      $21.87        --       --
------------------------------------------------------------------------------
12/31/99               29.68   31.49    29.10       29.61     29.45    30.52
------------------------------------------------------------------------------

*Inception of class C shares.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
December 31, 1999 (Unaudited)

COMMON STOCKS (95.8%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Australia (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          4,186,447  Cable & Wireless Optus Ltd. (NON)                                                      $   13,989,368
          3,070,214  News Corp. Ltd. ADR                                                                       117,435,686
                                                                                                            --------------
                                                                                                               131,425,054

Brazil (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,672,686  Companhia Energetica de Minas Gerais ADR                                                   36,799,092
            600,122  Tele Centro Sul Participacoes S.A.                                                         54,461,072
          1,524,249  Telesp Celular Participacoes S.A. ADR                                                      64,590,051
                                                                                                            --------------
                                                                                                               155,850,215

Canada (2.7%)
--------------------------------------------------------------------------------------------------------------------------
          1,113,633  Abitibi-Consolidated Inc. (NON)                                                            13,003,799
          2,167,709  BCE, Inc.                                                                                 196,431,321
            331,924  Nortel Networks Corp.                                                                      33,449,243
                                                                                                            --------------
                                                                                                               242,884,363

Finland (3.9%)
--------------------------------------------------------------------------------------------------------------------------
             78,700  Helsingin Puhelin Oyj (Helsinki Telephone Corp.) Class E                                    6,547,541
            135,922  HPY Holding Oyj (NON)                                                                       5,093,473
          1,748,625  Oy Nokia AB Class A                                                                       316,641,015
          1,373,987  Stora Enso Oyj Class R                                                                     23,926,417
            284,400  Stora Enso Oyj Class A                                                                      5,035,473
                                                                                                            --------------
                                                                                                               357,243,919

France (13.2%)
--------------------------------------------------------------------------------------------------------------------------
             29,670  Alcatel Alsthom CGE S.A.                                                                    6,805,349
          2,014,770  Aventis S.A.                                                                              116,544,369
            547,184  Axa S.A.                                                                                   76,184,647
            377,317  Banque Nationale de Paris                                                                  34,769,611
            186,630  Bouygues S.A.                                                                             118,470,111
            668,637  France Telecom S.A.                                                                        88,318,790
            105,456  Groupe Danone                                                                              24,824,764
            123,499  Havas Advertising S.A.                                                                     52,553,517
            571,381  Lafarge Coppee                                                                             66,447,953
            100,392  Publicis S.A.                                                                              37,872,882
          1,712,465  Sanofi-Synthelabo S.A.                                                                     71,218,063
            133,786  Societe Generale                                                                           31,089,993
            317,751  STMicroelectronics N.V. ADR                                                                48,119,417
            166,985  Television Francaise I                                                                     87,353,193
          1,935,237  Total S.A. Class B                                                                        257,957,416
            938,509  Vivendi                                                                                    84,642,156
                                                                                                            --------------
                                                                                                             1,203,172,231

Germany (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          2,547,989  Bayerische Motoren Werke (BMW) AG                                                          77,667,291
                 96  Celanese AG (NON)                                                                               1,752
            996,541  Mannesmann AG                                                                             240,103,599
                886  SAP AG                                                                                        435,854
             70,193  SAP AG Vorzug                                                                              42,227,266
                                                                                                            --------------
                                                                                                               360,435,762

Hong Kong (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          5,272,000  Cheung Kong Infrastructure Holdings                                                        66,976,716
         35,169,000  China Telecom Ltd. (NON)                                                                  219,891,090
          1,245,000  Hutchison Whampoa, Ltd.                                                                    18,099,190
                                                                                                            --------------
                                                                                                               304,966,996

Ireland (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,900,998  CRH Plc                                                                                    83,982,245
          1,284,799  Elan Corp. Plc ADR (NON)                                                                   36,897,866
          3,395,066  Jefferson Smurfit Group Plc                                                                10,173,543
                                                                                                            --------------
                                                                                                               131,053,654

Italy (3.6%)
--------------------------------------------------------------------------------------------------------------------------
            378,500  Banca Popolare di Brescia SPA (PIK)(RES)                                                   33,450,732
          6,202,457  Mediaset SPA                                                                               96,340,532
         17,902,187  Telecom Italia Mobile SPA                                                                 199,726,465
                                                                                                            --------------
                                                                                                               329,517,729

Japan (21.8%)
--------------------------------------------------------------------------------------------------------------------------
            443,100  Advantest Corp.                                                                           117,084,557
            202,400  Asatsu Inc.                                                                                13,667,644
            198,700  Benesse Corp.                                                                              47,837,341
                 70  Circle K Japan Co. Ltd.                                                                         2,870
              9,742  DDI Corp.                                                                                 133,478,162
          1,113,000  Eisai Co. Ltd.                                                                             21,403,844
             16,800  Fancl Corp.                                                                                 4,504,991
             40,400  Fancl Corp. 144A                                                                           10,833,430
          5,148,000  Fuji Bank Ltd. (The)                                                                       50,029,002
            130,900  Fuji Machine Manufacturing Co., Ltd.                                                       10,556,037
          1,119,000  Fujitsu Ltd.                                                                               51,032,878
             11,000  Industrial Bank Of Japan                                                                      106,038
            869,000  Ito-Yokado Co., Ltd.                                                                       94,401,047
            190,746  KDD Corp.                                                                                  26,433,383
            311,600  Kojima Co. Ltd.                                                                            12,198,081
            934,600  Kyocera Corp.                                                                             242,384,982
                400  Mitsumi Electric Company, Ltd.                                                                 12,527
          3,725,000  NEC Corp.                                                                                  88,768,585
         19,072,000  Nikko Securities Co. Ltd.                                                                 241,339,729
              6,290  Nippon Telegraph and Telephone Corp.                                                      107,726,550
             99,790  Nippon Television Network Corp.                                                           117,193,176
            485,300  Promise Co., Ltd.                                                                          24,697,198
          2,518,000  Sharp Corp.                                                                                64,440,889
          4,081,000  Shiseido Co., Ltd.                                                                         59,509,585
          1,166,100  Sony Corp.                                                                                345,790,041
             56,000  Tokyo Broadcasting System, Inc.                                                             1,896,261
         10,814,000  Toshiba Corp.                                                                              82,549,618
            568,000  Yamanouchi Pharmaceutical Co., Ltd.                                                        19,844,977
                                                                                                            --------------
                                                                                                             1,989,723,423

Luxembourg (0.6%)
--------------------------------------------------------------------------------------------------------------------------
              1,497  NTT Mobile Communications                                                                  57,576,916

Mexico (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          3,084,385  Carso Global Telecom                                                                       29,018,000
          2,370,600  Grupo Financiero Bancomer, S.A. de C.V.                                                     9,522,495
            970,308  Grupo Televisa S.A.GDR (NON)                                                               66,223,521
            989,793  Telefonos de Mexico S.A. ADR Class L                                                      111,351,713
                                                                                                            --------------
                                                                                                               216,115,729

Netherlands (6.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,596,961  Akzo-Nobel N.V.                                                                            80,005,830
            388,606  ASM Lithography Holding N.V. (NON)                                                         43,120,421
            992,875  Gucci Group N.V.                                                                          113,684,188
          2,481,905  Internationale Nederlanden Groep                                                          149,657,978
          1,038,141  Philips Electronics N.V.                                                                  140,989,929
            175,640  United Pan-Europe N.V.                                                                     22,440,118
                                                                                                            --------------
                                                                                                               549,898,464

Singapore (1.1%)
--------------------------------------------------------------------------------------------------------------------------
          2,518,648  DBS Group Holdings Ltd. (NON)                                                              41,321,569
          3,960,685  Overseas-Chinese Banking Corp. Ltd.                                                        36,417,356
          2,115,168  United Overseas Bank Ltd.                                                                  18,685,679
                                                                                                            --------------
                                                                                                                96,424,604

South Korea (2.3%)
--------------------------------------------------------------------------------------------------------------------------
          1,398,349  Korea Electric Power Corp.                                                                 43,367,434
            549,497  Korea Telecom Corp.                                                                        41,074,901
            333,800  Pohang Iron & Steel Company, Ltd. ADR                                                      11,683,000
            461,299  Samsung Electronics Co.                                                                   108,110,700
                                                                                                            --------------
                                                                                                               204,236,035

Spain (0.9%)
--------------------------------------------------------------------------------------------------------------------------
          3,243,467  Telefonica S.A.                                                                            80,920,609

Sweden (4.0%)
--------------------------------------------------------------------------------------------------------------------------
          7,140,083  Investor AB                                                                               100,735,987
            542,611  Sandvik AB Class A                                                                         17,001,449
            700,407  Sandvik AB Class B                                                                         22,316,183
          1,291,523  Svenska Handelsbanken                                                                      16,247,482
          3,275,771  Telefonaktiebolaget LM Ericsson Class B                                                   210,669,177
                                                                                                            --------------
                                                                                                               366,970,278

Switzerland (5.3%)
--------------------------------------------------------------------------------------------------------------------------
             34,196  Ares-Serono Group Class B                                                                  73,031,658
             54,556  Compagnie Financiere Richmont AG                                                          130,221,607
            129,202  Clariant AG                                                                                61,598,189
            231,658  Credit Suisse Group                                                                        46,055,123
             60,111  Fantastic Corp. (NON)                                                                      11,368,673
             22,192  Julius Baer Holdings AG                                                                    67,049,949
             69,676  Publicitas Holding S.A.                                                                    68,931,972
              2,050  Swatch Group AG (The)                                                                         477,732
             23,490  Swatch Group AG Class B (The)                                                              27,060,716
                                                                                                            --------------
                                                                                                               485,795,619

Taiwan (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          2,894,000  Hon Hai Precision Industry                                                                 21,580,496
         12,021,000  Winbond Electronics Corp.                                                                  28,539,340
          1,082,600  Winbond Electronics Corp. 144A GDR                                                         24,629,150
                                                                                                            --------------
                                                                                                                74,748,986

United Kingdom (15.1%)
--------------------------------------------------------------------------------------------------------------------------
         10,538,522  Aegis Group Plc                                                                            38,303,839
          2,318,589  Barclays Plc                                                                               66,743,895
            198,000  British Petroleum Co. Plc                                                                   1,991,061
          6,694,773  British Telecommunications Plc ADR                                                        163,626,960
            715,000  Cable & Wireless Communications (NON)                                                      10,279,598
          6,661,500  Cable & Wireless Plc                                                                      112,882,755
          8,517,200  Carlton Communications Plc                                                                 82,964,870
          4,574,331  Diageo Plc                                                                                 36,799,084
          7,915,382  EMI Group Plc                                                                              77,678,037
         10,774,538  Granada Group Plc                                                                         109,217,559
          2,426,774  Orange Plc ADR (NON)                                                                       81,932,404
          6,721,512  Scottish Power Plc                                                                         50,923,694
          6,662,159  Securicor Group Plc                                                                        17,299,998
         33,613,936  Shell Transportation & Trading                                                            279,373,254
         13,862,117  Siebe Plc                                                                                  75,463,951
          3,961,924  Smiths Industries Plc                                                                      59,200,851
         18,077,608  Tesco Plc                                                                                  54,973,834
          3,581,682  WPP Group Plc                                                                              56,759,180
                                                                                                            --------------
                                                                                                             1,376,414,824

United States (0.1%)
--------------------------------------------------------------------------------------------------------------------------
            104,700  NTL Inc.                                                                                   13,061,325
                                                                                                            --------------
                     Total Common Stocks (cost $5,674,561,373)                                              $8,728,436,735

UNITS (0.6%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
            114,400  Pohang Iron & Steel Co., Ltd. Structured Warrants expiration
                       4/17/00 (Issued by Lehman Brothers Finance S.A.)
                       (South Korea)                                                                        $   12,626,328
            483,800  Tokyo Broadcasting System, Inc. Structured Call Warrants
                       expiration 11/17/00 (Issued by Lehman Brothers
                       Finance S.A.) (Japan)                                                                    16,347,602
            701,000  Tokyo Broadcasting System, Inc. Structured Note
                       (Issued by UBS, AG) 3.15%, 2000 (Japan)                                                  24,223,265
                                                                                                            --------------
                     Total Units (cost $41,809,688)                                                         $   53,197,195

SHORT-TERM INVESTMENTS (3.4%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $24,135,000  Federal Home Loan Mortgage Corp., effective yield of 5.76%,
                       February 17, 2000                                                                    $   23,953,505
         49,451,000  Federal Home Loan Mortgage Corp., effective yield of 5.74%,
                       February 15, 2000                                                                        49,096,189
         50,000,000  Federal Home Loan Mortgage Corp., effective yield of 5.50%,
                       January 27, 2000                                                                         49,801,389
         50,000,000  Merrill Lynch & Co., Inc., effective yield of 5.85%,
                       January 20, 2000                                                                         49,852,222
         60,952,000  Interest in $200,000,000 joint repurchase agreement dated
                       December 31, 1999 with Credit Suisse First Boston due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $60,965,460 for an
                       effective yield of 2.65%                                                                 60,952,000
         76,541,000  Interest in $624,736,000 joint repurchase agreement
                       December 31, 1999 with S.B.C. Warburg Inc. due
                       January 3, 2000 with respect to various U.S. Treasury
                       obligations -- maturity value of $76,558,541 for an
                       effective yield of 2.75%                                                                 76,541,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $310,196,305)                                       $  310,196,305
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $6,026,567,366) (b)                                            $9,091,830,235
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $9,111,496,779.

  (b) The aggregate identified cost on a tax basis is $6,103,253,968, resulting in gross unrealized appreciation and depreciation of $3,061,801,928 and $73,225,661, respectively, or net unrealized appreciation of $2,988,576,267.

(NON) Non-income-producing security.

(REL) Banca Popolare di Brescia is involved in a joint venture with Putnam Investments.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR and GDR after the name of a foreign holding stands for American Depositary Receipts and Global Depositary
      Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      The fund had the following industry group concentrations greater than 10% at December 31, 1999 (as a percentage of net assets):

        Telecommunications                       23.8%
        Electronics and electrical equipment     15.7
        Insurance and finance                    12.2

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
December 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $6,026,567,366) (Note 1)                                        $9,091,830,235
-----------------------------------------------------------------------------------------------
Cash                                                                                        597
-----------------------------------------------------------------------------------------------
Foreign currency, at value (cost $1,261,399)                                             12,398
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivable                                             13,707,485
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               57,498,056
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       56,175,107
-----------------------------------------------------------------------------------------------
Total assets                                                                      9,219,223,878

Liabilities
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     71,080,689
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           18,016,016
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         11,257,649
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,310,785
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            40,875
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              9,186
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                5,394,626
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  617,273
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   107,727,099
-----------------------------------------------------------------------------------------------
Net assets                                                                       $9,111,496,779

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $5,858,338,204
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                          (118,631,884)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                              308,582,892
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      3,063,207,567
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $9,111,496,779

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($5,014,581,890 divided by 168,962,576 shares)                                           $29.68
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $29.68)*                                  $31.49
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($2,985,808,587 divided by 102,619,798 shares)**                                         $29.10
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($102,579,999 divided by 3,464,279 shares)**                                             $29.61
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($327,982,915 divided by 11,136,878 shares)                                              $29.45
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $29.45)*                                  $30.52
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($680,543,388 divided by 22,843,618 shares)                                              $29.79
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended December 31, 1999 (Unaudited)
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,023,817)                                     $   37,900,541
-----------------------------------------------------------------------------------------------
Interest                                                                              4,548,274
-----------------------------------------------------------------------------------------------
Total investment income                                                              42,448,815

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     20,128,112
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        7,454,531
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        35,886
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         18,331
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 4,468,368
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                10,942,596
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   154,881
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   916,846
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  79,677
-----------------------------------------------------------------------------------------------
Registration fees                                                                       411,880
-----------------------------------------------------------------------------------------------
Auditing                                                                                 33,448
-----------------------------------------------------------------------------------------------
Legal                                                                                    19,851
-----------------------------------------------------------------------------------------------
Postage                                                                                 323,860
-----------------------------------------------------------------------------------------------
Other                                                                                   528,984
-----------------------------------------------------------------------------------------------
Total expenses                                                                       45,517,251
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                           (1,974,675)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         43,542,576
-----------------------------------------------------------------------------------------------
Net investment loss                                                                  (1,093,761)
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                    439,300,984
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             584,651
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                 (2,424,071)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                      2,134,588,791
-----------------------------------------------------------------------------------------------
Net gain on investments                                                           2,572,050,355
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $2,570,956,594
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                               Six months ended      Year ended
                                                                                    December 31         June 30
                                                                                          1999*            1999
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                     $   (1,093,761) $    3,933,285
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                       439,885,635      72,892,717
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                      2,132,164,720     460,292,239
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              2,570,956,594     537,118,241
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                         (53,779,843)    (22,568,753)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (19,094,099)     (7,287,243)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                            (806,547)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (2,507,298)     (1,060,968)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (7,728,554)     (1,891,655)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                        (125,327,657)    (38,505,930)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (76,570,245)    (26,499,065)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                          (2,022,769)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,287,723)     (2,915,639)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                         (15,858,592)     (2,723,694)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 1,638,906,264   1,434,362,924
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      3,897,879,531   1,868,028,218

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               5,213,617,248   3,345,589,030
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $118,631,884 and
$33,621,782, respectively)                                                       $9,111,496,779  $5,213,617,248
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
---------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       December 31
operating performance           (Unaudited)                                      Year ended June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996          1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.64           $20.00           $17.58           $14.25           $12.10        $11.83
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         .03(c)           .07(c)           .20(c)           .15(c)           .13(c)        .08(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 9.14             2.14             3.26             3.39             2.29           .36
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               9.17             2.21             3.46             3.54             2.42           .44
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.34)            (.21)            (.25)            (.15)            (.26)           --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.79)            (.36)            (.79)            (.06)            (.01)         (.11)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --          (.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.13)            (.57)           (1.04)            (.21)            (.27)         (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $29.68           $21.64           $20.00           $17.58           $14.25        $12.10
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             42.87*           11.57            20.73            25.13            20.21          3.76
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $5,014,582       $2,928,662       $1,827,331         $728,849         $151,088       $32,856
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .58*            1.27             1.36             1.59             1.74          1.61(d)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)            .12*             .38             1.07              .98              .99           .97(d)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             53.84*           97.24            93.53            86.40            44.14         25.83
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended
Per-share                       December 31
operating performance           (Unaudited)                                    Year ended June 30
--------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997             1996         1995
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.20           $19.63           $17.32           $14.10           $12.00       $11.82
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.06)(c)         (.07)(c)          .06(c)           .03(c)           .04(c)       .01(d)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 8.95             2.10             3.21             3.34             2.26          .34
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               8.89             2.03             3.27             3.37             2.30          .35
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.20)            (.10)            (.17)            (.09)            (.19)          --
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.79)            (.36)            (.79)            (.06)            (.01)        (.11)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --               --         (.06)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.99)            (.46)            (.96)            (.15)            (.20)        (.17)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $29.10           $21.20           $19.63           $17.32           $14.10       $12.00
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             42.36*           10.75            19.87            24.09            19.35         3.00
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,985,809       $1,821,024       $1,226,917         $472,663         $132,013      $25,892
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .95*            2.02             2.11             2.34             2.49         2.41(d)
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.26)*           (.38)             .31              .18              .32          .23(d)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             53.84*           97.24            93.53            86.40            44.14        25.83
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                               For the period
Per-share                                                                                                       July 26, 1999+
operating performance                                                                                           to December 31
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                 $21.87
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (c)                                                                                      (.04)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                   8.89
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                 8.85
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                     (.32)
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                        (.79)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                                                                     --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                  (1.11)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                       $29.61
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                               40.92*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                    $102,580
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                                             .82*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                                                                             (.18)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                               53.84*
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                   ended                                                                        For the period
Per-share                       December 31                                                                       Dec. 1,1994+
operating performance           (Unaudited)                            Year ended June 30                         to June 30
---------------------------------------------------------------------------------------------------------------------------------
                                    1999             1999             1998             1997          1996             1995
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $21.45           $19.85           $17.48           $14.22        $12.09           $11.87
---------------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)        (.03)(c)         (.02)(c)          .10(c)           .07(c)        .08(c)           .03(d)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                 9.06             2.11             3.26             3.36          2.28              .36
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations               9.03             2.09             3.36             3.43          2.36              .39
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.24)            (.13)            (.20)            (.11)         (.22)              --
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.79)            (.36)            (.79)            (.06)         (.01)            (.11)
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --            --             (.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                (1.03)            (.49)            (.99)            (.17)         (.23)            (.17)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $29.45           $21.45           $19.85           $17.48        $14.22           $12.09
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)             42.55*           10.97            20.18            24.40         19.71             3.33*
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $327,983         $208,064         $140,202          $58,471       $14,309           $1,777
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .83*            1.77             1.86             2.09          2.25             1.61(d)*
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)           (.14)*           (.12)             .54              .44           .61              .58(d)*
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             53.84*           97.24            93.53            86.40         44.14            25.83
---------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.




Financial highlights
(For a share outstanding throughout the period)

CLASS  Y
--------------------------------------------------------------------------------------------------------------------------------
                                                              Six months
                                                                 ended                                        For the period
Per-share                                                     December 31                                      July 12, 1996+
operating performance                                         (Unaudited)           Year ended June 30           to June 30
--------------------------------------------------------------------------------------------------------------------------------
                                                                  1999             1999             1998             1997
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                             $21.72           $20.05           $17.60           $13.88
--------------------------------------------------------------------------------------------------------------------------------
Investment operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       .06(c)           .14(c)           .22(c)           .20(c)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                               9.19             2.13             3.30             3.75
--------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                             9.25             2.27             3.52             3.95
--------------------------------------------------------------------------------------------------------------------------------
Less distributions:
--------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                 (.39)            (.24)            (.28)            (.17)
--------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                    (.79)            (.36)            (.79)            (.06)
--------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                 --               --               --               --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                              (1.18)            (.60)           (1.07)            (.23)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                   $29.79           $21.72           $20.05           $17.60
--------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                           43.08*           11.83            21.08            25.44*
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                $680,543         $255,867         $151,139          $96,375
--------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                         .45*            1.02             1.11             1.30*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss)
to average net assets (%)                                          .25*             .70             1.22             1.26*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                           53.84*           97.24            93.53            86.40
--------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended June 30, 1996 and thereafter includes amounts paid through expense offset and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding for the period.

(d) Reflects an expense limitation in effect during the year. As a result of such limitation, expenses for class A, B and M shares for the period ended June 30, 1995 reflect a reduction of less than $0.01 per share.



Notes to financial statements
December 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam International Growth Fund ("the fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in equity securities of companies located outside the United States.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended December 31, 1999, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, and 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended December 31, 1999, fund expenses were reduced by $1,974,675 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,437 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $864,904 and $70,316 from the sale of class A and class M shares, respectively, and received $1,169,543 and $2,590 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended December 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $97,578 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended December 31, 1999, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $4,629,807,306 and $3,429,424,104, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At December 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    118,882,200     $2,825,170,233
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,124,357        165,908,022
-----------------------------------------------------------------------------
                                               125,006,557      2,991,078,255

Shares
repurchased                                    (91,392,668)    (2,155,025,745)
-----------------------------------------------------------------------------
Net increase                                    33,613,889     $  836,052,510
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    217,110,664     $4,256,867,643
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,117,893         57,181,946
-----------------------------------------------------------------------------
                                               220,228,557      4,314,049,589

Shares
repurchased                                   (176,253,908)    (3,467,222,878)
-----------------------------------------------------------------------------
Net increase                                    43,974,649     $  846,826,711
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     21,395,842       $508,397,049
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,073,659         81,667,582
-----------------------------------------------------------------------------
                                                24,469,501        590,064,631

Shares
repurchased                                     (7,753,236)      (181,059,998)
-----------------------------------------------------------------------------
Net increase                                    16,716,265       $409,004,633
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     39,583,994       $758,304,651
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,608,670         29,020,279
-----------------------------------------------------------------------------
                                                41,192,664        787,324,930

Shares
repurchased                                    (17,794,641)      (337,422,833)
-----------------------------------------------------------------------------
Net increase                                    23,398,023       $449,902,097
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                         to December 31, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      3,557,622        $89,129,643
-----------------------------------------------------------------------------
Shares issued in c
connection with
reinvestment of
distributions                                       75,011          2,028,305
-----------------------------------------------------------------------------
                                                 3,632,633         91,157,948

Shares
repurchased                                       (168,354)        (4,518,029)
-----------------------------------------------------------------------------
Net increase                                     3,464,279        $86,639,919
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      5,027,779       $121,518,427
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      380,894         10,242,155
-----------------------------------------------------------------------------
                                                 5,408,673        131,760,582

Shares
repurchased                                     (3,969,739)       (95,709,692)
-----------------------------------------------------------------------------
Net increase                                     1,438,934       $ 36,050,890
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      6,415,962       $125,270,005
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      208,034          3,791,905
-----------------------------------------------------------------------------
                                                 6,623,996        129,061,910

Shares
repurchased                                     (3,990,008)       (77,706,579)
-----------------------------------------------------------------------------
Net increase                                     2,633,988       $ 51,355,331
-----------------------------------------------------------------------------

                                           Six months ended December 31, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     13,971,777       $342,179,579
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      867,337         23,587,146
-----------------------------------------------------------------------------
                                                14,839,114        365,766,725

Shares
repurchased                                     (3,773,159)       (94,608,413)
-----------------------------------------------------------------------------
Net increase                                    11,065,955       $271,158,312
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      7,133,724       $142,964,956
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      245,487          4,615,349
-----------------------------------------------------------------------------
                                                 7,379,211        147,580,305

Shares
repurchased                                     (3,139,377)       (61,301,520)
-----------------------------------------------------------------------------
Net increase                                     4,239,834       $ 86,278,785
-----------------------------------------------------------------------------


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

John J. Morgan
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Paul Warren
Vice President and Fund Manager

Mark D. Pollard
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments' Web site:
www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA009-58382 841/524/891/2BA 2/00



PUTNAM INVESTMENTS                                        [SCALE LOGO OMITTED]
------------------------------------------------------------------------------
Putnam International Growth Fund
Supplement to Semiannual Report dated 12/31/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $150 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the semiannual report.

ANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------------
Total return:                                          NAV

Six months ended 12/31/99                             43.08%
One year ended 12/31/99                               61.19
Life of class (since 7/12/96)                         17.94
Annual average
------------------------------------------------------------------------------
Share value:                                           NAV

6/30/99                                              $21.72
12/31/99                                              29.79
------------------------------------------------------------------------------
Distributions:       No.       Income        Capital gains       Total
                      1        $0.385           $0.790           $1.175
------------------------------------------------------------------------------
Please note that past performance does not indicate future results.
Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.